REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Cliffwater Enhanced Lending Fund
In planning and performing our audit of the
consolidated financial statements of Cliffwater
Corporate Lending Fund (the Fund) as of and for
the year ended March 31, 2024, in accordance
with the standards of the Public Company
Accounting Oversight Board (United States)
(PCAOB), we considered the Funds internal
control over financial reporting, including
controls over safeguarding securities, as a basis
for designing our auditing procedures for the
purpose of expressing our opinion on the financial
statements and to comply with the requirements
of Form N-CEN, but not for the purpose of
expressing an opinion on the effectiveness of the
Funds internal control over financial reporting.
Accordingly, we express no such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A funds
internal control over financial reporting is a
process designed to provide reasonable
assurance regarding the reliability of financial
reporting and the preparation of financial
statements for external purposes in accordance
with generally accepted accounting principles
(GAAP). A funds internal control over financial
reporting includes those policies and procedures
that (1) pertain to the maintenance of records
that, in reasonable detail, accurately and fairly
reflect the transactions and dispositions of the
assets of the fund; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with GAAP, and that
receipts and expenditures of the fund are being
made only in accordance with authorizations of
management and trustees of the fund; and (3)
provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a funds assets
that could have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent
or detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or
that the degree of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or detect
misstatements on a timely basis. A material
weakness is a deficiency, or combination of
deficiencies, in internal control over financial
reporting, such that there is a reasonable
possibility that a material misstatement of the
Funds annual or interim financial statements will
not be prevented or detected on a timely basis.
Our consideration of the Funds internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards established by the
PCAOB. However, we noted no deficiencies in
the Funds internal control over financial
reporting and its operation, including controls
over safeguarding securities, that we consider to
be a material weakness as defined above as of
March 31, 2024.
This report is intended solely for the information
and use of management and the Board of
Trustees of the Fund and the Securities and
Exchange Commission and is not intended to be
and should not be used by anyone other than
these specified parties.
/s/ COHEN & COMPANY, LTD.


COHEN & COMPANY, LTD.
Cleveland, Ohio June 6, 2024